HSBC Bank plc's subsidiaries, joint ventures and associates - Joint Ventures (Details)	12 Months Ended
Dec. 31, 2022
HCM Holdings Limited (In Liquidation)
Disclosure of joint ventures [line items]
Group interest percent	50.99%